DEBT - Canadian Credit Facility (Details) - Canadian Credit Facility $ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 14, 2021 USD ($)	Oct. 14, 2021 CAD ($)
Minimum
Debt
Unused line fee (as a percent)	0.175%	0.175%
Maximum
Debt
Unused line fee (as a percent)	0.25%	0.25%
Base Rate | Minimum
Debt
Applicable margin (as a percent)	0.50%	0.50%
Base Rate | Maximum
Debt
Applicable margin (as a percent)	1.50%	1.50%
LIBOR | Minimum
Debt
Applicable margin (as a percent)	1.50%	1.50%
LIBOR | Maximum
Debt
Applicable margin (as a percent)	2.50%	2.50%
Revolving credit facility.
Debt
Maximum borrowing capacity		$ 0	$ 10,000	$ 10,000
Amount outstanding	$ 0
Upfront Fee	0.25%	0.25%
Letter of credit
Debt
Maximum borrowing capacity			$ 3,000